INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

a.    Corporate tax rates in Israel

The tax rates relevant to corporates in Israel in the years 2016 – 2018 were as follows: 2016 – 25%; 2017 – 24%; 2018 – 23%.

On December 22, 2016, the Knesset (the Israeli parliament) approved the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget Years), 2016, which stipulates, among other things, the reduction of corporate tax rates from 25% to 23% in two phases. The first phase is to a rate of 24%, starting on January 2017 and the second phase is to a rate of 23% starting on January 2018 and thereafter.

b.    Benefits under the Investment Encouragement Law

Approved enterprise, benefited enterprise and preferred enterprise

Most of the production facilities of the Company have been granted “Approved Enterprise”, “Benefited Enterprise” and “Preferred Enterprise” status under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”). The Company is a “Foreign Investors’ Company” as defined by the Investment Law, which means it is entitled to tax benefits for taxable income arising from its Approved, Benefited or Preferred Enterprise status.

Since its incorporation the Company incurred significant losses and therefore it did not start benefiting from such status. To be eligible for these tax benefits, one must continue to meet certain conditions stipulated in the Investment Law and its regulations and the criteria set out in the specific certificate of approval. The only material condition applicable to the Company is to meet a minimum threshold (25%) of export sales (i.e., sales outside of Israel). In the event the Company is considered as having failed to comply with these conditions, in whole or in part, the eligibility for the benefits may be canceled and the Company may be required to refund the relevant amount, including inflation adjustments and interest. However, since the Company had accumulated carryforward tax losses of approximately $111 million as of December 31, 2018 (see section d. below), it did not benefit from such tax benefits and does not expect to benefit from such tax benefits in the foreseeable future. Once the Company utilizes all of its accumulated tax losses, it expects to derive tax benefits in Israel relating to its Benefited Enterprise and Preferred Enterprise programs for which it is eligible.

A company having an Approved or Benefited Enterprise, like the Company, that distributes a dividend from income that was tax exempt, will be required in the tax year of the dividend distribution to pay corporate tax on the amount of the dividend distributed (including the company tax required as a result of the distribution) at the corporate tax rate that would have been applicable to it in the year the income was generated if it had not been exempt from tax.

c.    Taxation of Non-Israeli subsidiaries

Subsidiaries incorporated outside of Israel are assessed for tax under the tax in their countries of residence. The primary tax rates applicable to the non-Israeli subsidiaries in the Group are:

U.S. – federal tax rate of 35% during 2016 and 2017, and 21% during 2018 and thereafter. The reduction did not have a material impact on the tax expenses of the U.S. subsidiary in the years ended December 31, 2018 and 2017; The Netherlands – tax rate of 20% during 2017 (the year in which the Netherlands subsidiary of the Company was formed) and 2018; Japan – tax rate of 23.4% during 2016 and 2017 and 23.2% during 2018.

Tax expenses in the statements of operations mainly refer to operations of the subsidiaries in the U.S., the Netherlands and Japan. The Company does not pay taxes in Israel, as it has tax losses carryforward to future years. No deferred tax asset was recognized in respect of those carryforward tax losses, in the absence of expected utilization thereof in the foreseeable future.

The Company did not include a calculation of the theoretical tax due to the fact that the total tax expenses in the statements of operations are not material.

d.    Carryforward tax losses

The Company has carryforward tax losses (including carryforward research and development expenses) as of December 31, 2018, amounting to $111 million.

e.    Tax assessment

The Company has not received final tax assessments since its incorporation. The Company has self-assessments deemed to be final through the 2013 tax year.